Submission	Jun. 06, 2025
Submission [Line Items]
Central Index Key	0001976695
Registrant Name	MOBILE-HEALTH NETWORK SOLUTIONS
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES